EXHIBIT 99.1
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Accrued Interest Date:                                                                                     Collection Period Ending:
27-Nov-06                                                                                                                  30-Nov-06
Distribution Date:                                BMW Vehicle Owner Trust 2006-A                                            Period #
26-Dec-06                                         ------------------------------                                                   3
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Balances
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                                                                              Initial         Period End
     Receivables                                                       $1,153,770,268     $1,016,468,828
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $39,760,951
     Overcollateralization                                                       $374         $2,372,037
     Class A-1 Notes                                                     $323,000,000       $188,339,840
     Class A-2 Notes                                                     $308,000,000       $308,000,000
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

Current Collection Period
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     Beginning Receivables Outstanding                                 $1,059,426,564
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $28,750,773
           Receipts of Pre-Paid Principal                                 $13,718,065
           Liquidation Proceeds                                              $329,900
           Principal Balance Allocable to Gross Charge-offs                  $158,996
        Total Principal  Reduction                                        $42,957,735

        Interest Collections
           Receipts of Interest                                            $4,408,093
           Servicer Advances                                                 $241,247
           Reimbursement of Previous Servicer Advances                             $0
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                         $21,846
           Net Investment Earnings                                            $10,732
        Total Interest Collections                                         $4,681,918

     Total Collections                                                    $47,480,657

     Ending Receivables Outstanding                                    $1,016,468,828

Servicer Advance Amounts
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     Beginning Period Unreimbursed Previous Servicer Advance                 $137,061
     Current Period Servicer Advance                                         $241,247
     Current Reimbursement of Previous Servicer Advance                            $0
     Ending Period Unreimbursed Previous Servicer Advances                   $378,308

Collection Account
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     Deposits to Collection Account                                       $47,480,657

     Distribution Amounts Due
        Servicing Fees Due                                                   $882,855
        Class A Noteholder Interest Distribution Due                       $4,284,526
        First Priority Principal Distribution Due                         $14,881,321
        Class B Noteholder Interest Distribution Due                         $107,917
        Second Priority Principal Distribution Due                        $24,952,000
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                 $9,436,357
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $882,855
        Amounts Deposited into Note Distribution Account                  $46,597,802
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $47,480,657

Excess Funds Released to the Depositor
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

Note Distribution Account
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     Amount Deposited from the Collection Account                         $46,597,802
     Interest Distribution to Noteholders                                  $4,392,443
     Principal Distribution to Noteholders                                $42,205,358
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $46,597,802

Distributions
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                         $996,082              $4.32
     Class A-2 Notes                                                       $1,360,333              $4.42
     Class A-3 Notes                                                       $1,197,000              $4.28
     Class A-4 Notes                                                         $731,111              $4.23
     Class B Notes                                                           $107,917              $4.33

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance    Per $1,000        Factor
     Class A-1 Notes                                                      $42,205,358       $188,339,840       $130.67        58.31%
     Class A-2 Notes                                                               $0       $308,000,000         $0.00       100.00%
     Class A-3 Notes                                                               $0       $280,000,000         $0.00       100.00%
     Class A-4 Notes                                                               $0       $173,044,000         $0.00       100.00%
     Class B Notes                                                                 $0        $24,952,000         $0.00       100.00%

Carryover Shortfalls
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                                                                Prior Period Carryover   Current Payment    Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0            $0
     Class B Interest Carryover Shortfall                                          $0                 $0            $0


Receivables Data
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       59,495             58,197
     Weighted Average Remaining Term                                            47.37              46.80
     Weighted Average Annual Percentage Rate                                    5.54%              5.53%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                          $916,100,127             90.13%
        1-29 days                                                         $86,426,944              8.50%
        30-59 days                                                        $10,665,898              1.05%
        60-89 days                                                         $2,389,122              0.24%
        90-119 days                                                          $886,738              0.09%
        120-149 days                                                               $0              0.00%
        Total                                                          $1,016,468,828            100.00%
        Delinquent Receivables +30 days past due                          $13,941,757              1.37%


     Write-offs
        Gross Principal Write-Offs for Current Period                        $158,996
        Recoveries for Current Period                                         $21,846
        Net Write-Offs for Current Period                                    $137,150

        Cumulative Realized Losses                                           $137,150


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                     $762,282                 23
        Ending Period Repossessed Receivables Balance                        $936,427                 33
        Principal Balance of 90+ Day Repossessed Vehicles                          $0                  0



Yield Supplement Overcollateralization
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     Beginning Period Required Amount                                     $41,391,210
     Beginning Period Amount                                              $41,391,210
     Current Distribution Date Required Amount                            $39,760,951
     Current Period Release                                                $1,630,259
     Ending Period Amount                                                 $39,760,951
     Next Distribution Date Required Amount                               $38,171,938

Reserve Account
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                  $10,732
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


Overcollateralization
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     Beginning Period Amount                                                     $374
     Ending Period Target Credit Enhancement OC Amount                     $9,436,357
     Ending Period Amount                                                  $2,372,037
     Current Period Release                                                        $0

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